Reinsurance - Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	$ 40,714	$ 35,848
Reinsurance Recoverables, Gross	40,741	35,885
Reinsurance recoverable, allowance for credit loss	27	37
Sold businesses (MassMutual and Prudential) | Life insurance and annuities
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	20,174	19,850
FIA embedded derivative | Commonwealth
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	8,000	8,700
FIA embedded derivative | Commonwealth | Life insurance and annuities
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	8,001	8,718
FIA embedded derivative | TR Re | Life insurance and annuities
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	11,537	6,130
Continuing Operations | Other reinsurers
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables	$ 1,029	$ 1,187